Recent Activities (Details) - Subsequent Event [Member] - SUNLIGHT FINANCIAL LLC - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Feb. 28, 2021	Jan. 31, 2021
Subsequent Event [Line Items]
Amount of Loan Purchased By Indirect Channel Loan Purchaser	$ 400.0
Preferred class A -3 unit members' capital
Subsequent Event [Line Items]
Distribution amount		$ 4.5
Distribution per share		$ 12.00
Preferred class A-2 unit members' capital
Subsequent Event [Line Items]
Distribution amount		$ 1.1
Distribution per share		$ 4.80
Preferred class A-1 unit members' capital
Subsequent Event [Line Items]
Distribution amount		$ 1.2
Distribution per share		$ 3.94